Vanguard Inflation-Protected Securities Fund
Supplement Dated November 8, 2021, to the Prospectus and Summary Prospectus Dated April 29, 2021
Important Changes to Vanguard Inflation-Protected Securities Fund

Effective immediately, John Madziyire has been added as co-portfolio manager of Vanguard Inflation-Protected Securities Fund (the Fund). The Fund’s investment objective, strategies, and policies remain unchanged.
Prospectus and Summary Prospectus Text Changes

The following is added under the heading “Investment Advisor” in the Fund Summary section:
John Madziyire, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since 2021.
Prospectus Text Changes

The following is added under the heading “Investment Advisor” in the More on the Fund section:
John Madziyire, CFA, Portfolio Manager at Vanguard. He has been with Vanguard since 2017, has worked in investment management since 2002, and has co-managed the Fund since 2021. Education: Bachelors of Commerce, University of Cape Town.
 © 2021 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 119A 112021
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Vanguard Bond Index Funds

Supplement Dated November 8, 2021, to the Statement of Additional Information Dated April 29, 2021

Important Changes to Vanguard Inflation-Protected Securities Fund

Effective immediately, John Madziyire has been added as a co-portfolio manager of Vanguard Inflation-Protected Securities Fund. The Fund's investment objective, strategies, and policies remain unchanged.

Statement of Additional InformationText Changes

In the Investment Advisory and Other Services section, the following text and table replace those under the sub-heading "1. Other Accounts Managed" on page B-49:

The following table provides information relating to the other accounts managed by the portfolio managers of the Funds as of the fiscal year ended December 31, 2020 (unless otherwise noted):

					Total assets in
				No. of accounts with	accounts with
		No. of		performance-based	performance-based
Portfolio Manager		accounts	Total assets	fees	fees
Joshua C. Barrickman	Registered investment companies1	24	$1T	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Gemma
Wright-Casparius	Registered investment companies2	5	$87B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
John Madziyire3	Registered investment companies4	4	$57B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

1 Includes Vanguard Intermediate-Term Bond Index Fund, Long-Term Bond Index Fund, Short-Term Bond Index Fund, Total Bond Market Index Fund, and Total Bond Market II Index Fund which collectively held assets of $639 billion as of December 31, 2020.

2 Includes Vanguard Inflation-Protected Securities Fund which held assets of $34 billion as of December 31, 2020.

3 Mr. Madziyire began co-managing Vanguard Inflation-Protected Securities Fund on November 8, 2021.

4 Information provided as of September 30, 2021, and includes Vanguard Inflation-Protected Securities Fund, which held assets of $39B as of September 30, 2021.

Within the same section, the following text is added under the sub-heading "4. Ownership of Securities" on page B-50:

As of September 30, 2021, Mr. Madziyire did not own any shares of Vanguard Inflation-Protected Securities.

© 2021 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.

SAI 084A 112021